Note 8 - Income Tax Provision - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating Loss Carryforwards	$ 1,754,397
Deferred Tax Assets, Operating Loss Carryforwards	552,271	44,224
Deferred Tax Assets Net Realization Value	$ 596,495